Related Party Transactions - Vehicle Inventory Transfer to DriveTime (Details) - DriveTime Automotive Group, Inc. - Affiliated Entity - Vehicle Inventory Transfer $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Carrying value of vehicles transfered	$ 4.9
Loss on disposal of vehicles	$ 0.8